Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

	December 31, 2013 $	December 31, 2012 $
Interest including interest rate swaps	26,923	25,722
Voyage and vessel expenses	9,836	7,395
Payroll and benefits	6,411	4,003
Other general expenses	2,288	364
Income tax payable and other	338	650

Total	45,796	38,134